Annual Total Returns - Franklin Gold and Precious Metals Fund [BarChart] - Franklin Gold and Precious Metals Fund-20 - Franklin Gold and Precious Metals Fund - Class A	Jan. 04, 2021
Bar Chart Table:
Annual Return 2010	49.21%
Annual Return 2011	(24.84%)
Annual Return 2012	(14.78%)
Annual Return 2013	(48.03%)
Annual Return 2014	(10.16%)
Annual Return 2015	(22.41%)
Annual Return 2016	55.61%
Annual Return 2017	(0.12%)
Annual Return 2018	(18.11%)
Annual Return 2019	51.48%